Restricted share units	12 Months Ended
Dec. 31, 2022
Restricted share units
Restricted share units

22.Restricted share units

The Board has adopted the Equity Incentive Plan. The Equity Incentive Plan received majority (and majority of disinterested) shareholder approval in accordance with the policies of the TSXV at the annual and special meeting of the Company’s shareholders held on June 28, 2019. The Equity Incentive Plan is available to (i) the directors of the Company, (ii) the officers and employees of the Company and its subsidiaries and (iii) designated service providers who spend a significant amount of time and attention on the affairs and business of the Company or a subsidiary thereof (each, a “Participant”), all as determined by the Board or a committee appointed by the Board to administer the Equity Incentive Plan (the “Plan Administrators”).

Under the Equity Incentive Plan, selected participants are granted restricted share units (“RSUs”), where each RSU represents the right to receive one common share upon achievement of any applicable vesting conditions. As per the Equity Incentive Plan, no RSUs will be exercisable more than 10 years after the grant date.

Number of RSUs
Balance , January 1, 2021	687,334
Granted (1)(2)(3)(8)	7,120,333
Exercised	(385,000)
Balance, December 31, 2021	7,422,667
Granted (4)(5)(6)(7)(8)(9)(10)	3,429,832
Exercised	(4,759,833)
Balance, December 31, 2022	6,092,666
(1)	On March 4, 2021, the Board approved the grant of 1,381,333 RSUs to key employees, directors and designated service providers of the Company.
(2)	On September 3, 2021, the Compensation Committee, delegated by the Board, approved the grant of 739,000 fully vested RSUs to directors of the Company.
(3)

On September 8, 2021, the Board granted an aggregated 5,000,000 RSUs to the CEO and to a director, who was Co-CEO on December 31, 2022, of the Company (2,500,000 RSUs to each), which vested in four tranches upon the achievement of specified market capitalization targets as follows:

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $ 1.3 billion
b.	1,000,000	Increase of market cap to $ 1.55 billion
c.	1,000,000	Increase of market cap to $ 1.8 billion
d.	2,000,000	Increase of market cap to $ 2 billion
	5,000,000

An additional aggregate of 1,000,000 RSUs will vest (500,000 RSUs to the CEO and 500,000 to the director, who was Co-CEO on December 31, 2022, of the Company) upon approval by the Board of the plan to achieve a net zero carbon target and its subsequent successful execution. Since the Board has not yet approved the plan to achieve the net zero carbon target, the Company has not accrued the additional aggregate of 1,000,000 RSUs.

22.Restricted share units (continued)

These RSUs contain a market condition, and therefore the Company has used a Monte Carlo Simulation methodology to determine the grant date fair value of the RSUs which incorporated the following assumptions:

Risk-free rate	0.85%
Expected equity volatility	60%
Share price	10.25
Expected dividend rate	0.00%
Probability of success	33.88% - 61.42%

The expense for these RSUs have been valued based on the Company’s Monte Carlo Simulation, amortized over its estimated life.

(4) On April 5, 2022, the Compensation Committee, delegated by the Board, approved the grant of 50,000 fully vested RSUs to a key consultant of the Company.

(5) On July 20, 2022, the Board approved the grant of 1,000,000 RSUs to the COO of the Company. These RSUs vest upon the achievement of specific operational goals (“milestones”). These RSUs contain certain non-market performance conditions and were valued using the Company’s share price on grant date. Such performance conditions relate to the achievement of the plant commissioning within a specific forecast, as well as the production of spodumene concentrate with detailed specification throughout a certain period of time. The Company considers that the likelihood of achievement of the milestones is probable, as result such RSUs have been fully accounted for and valued using the share price on the grant date.

(6) On August 5, 2022, the Company entered into a consulting agreement with an individual, where a total amount of 250,000 RSUs were awarded, being 120,000 immediately vested RSUs, 65,000 RSUs vesting on October 10, 2023 and 65,000 RSUs vesting on October 10, 2024, all of which are subject to Board approval and confirmation by the Compensation Committee, delegated by the Board.

(7) On October 28, 2022, the Compensation Committee, delegated by the Board, approved the grant of 1,332,332 fully vested RSUs to key employees, directors and designated service providers of the Company. These RSUs were previously accounted for and adjusted once the Compensation Committee approved the grant.

(8) On December 1, 2022, the Company entered into compensation agreements with four of its directors, where they were awarded a total of 295,000 RSUs. Out of this total, 235,000 RSUs were subject to time based vesting and 60,000 RSUs will vest on the achievement of an increase in the market capitalization of the Company to US$4 billion, conditional on the approval by the Compensation Committee, as delegated by the Board. Therefore, the Company has used a Monte Carlo Simulation methodology to determine the grant date fair value of the 60,000 RSUs which incorporated the following assumptions:

Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	44.84
Expected dividend rate	0.00%
Probability of success	85.42%

22.Restricted share units (continued)

(9) For the year ended December 31, 2022, the weighted average grant date fair value of RSUs amounted to $36.34 (December 31, 2021 - $7.55).

(10) For 2,382,332 RSUs, upon receiving Board of Directors and Compensation Committee approval, the Company revised the earlier fair value estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value. As 1,047,500 of RSUs are subject to Board of Directors and Compensation Committee approval, the Company valued the RSUs based on fair value at December 31, 2022. Once a grant date under IFRS has been established, the Company will revise the earlier estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value.

During the year ended December 31, 2022 the Company recorded $121,040 (year ended December 31, 2021 - $28,041) in relation to RSUs in stock-based compensation, being recorded as stock-based compensation expense $110,108 (year ended December 31, 2021 - $26,389) and the remaining portion recorded in exploration and evaluation assets was $8,528 (year ended December 31, 2021 - $1,653) and property, plant and equipment was $2,404 (year ended December 31, 2021 - $nil) (notes 8 and 7).